Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 237,037	$ 483,124
Additions (reductions)	2,951,045	(223,834)
Foreign currency translation adjustments	31,690	(22,253)
Ending balance	$ 3,219,772	$ 237,037